Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cost of materials	$ (26,112)	$ (35,527)	$ (30,728)
Contract manufacturers charges	(15,892)	(18,433)	(16,596)
Gross profit	6,984	10,431	8,640
Other income	301	180	120
Depreciation of property, plant and equipment	(52)	(47)	(36)
Depreciation of right-of-use assets	(417)	(412)	(163)
Employee benefit expense	(3,693)	(3,373)	(2,295)
Other expenses	(2,994)	(3,040)	(2,032)
Finance costs	(93)	(116)	(9)
Net (loss)/reversal on impairment of financial assets	227	(4)	(236)
Profit before income taxes	263	3,619	3,989
Income tax expenses	(278)	(800)	(705)
Profit/(Loss) for the financial period	(15)	2,819	3,284
Other comprehensive income/(loss)
(Loss)/Gain on foreign currency translation	(80)	(36)	(97)
Other comprehensive (loss)/income, net of tax	(80)	(36)	(97)
Total comprehensive income/(loss) for the period	(95)	2,783	3,187
Profit/(Loss) attributable to:
Owners of the parent	(17)	2,815	3,281
Non-controlling interest	2	4	3
Profit/(Loss) attributable to owners of the parent and non-controlling interest	(15)	2,819	3,284
Total comprehensive income/(loss) attributable to:
Owners of the parent	(96)	2,779	3,184
Non-controlling interest	1	4	3
Total comprehensive income/(loss) attributable to owners of the parent and non-controlling interest	$ (95)	$ 2,783	$ 3,187
Weighted average number of ordinary shares
Basic (in Shares)	25,000,000	23,342,466	22,500,000
Diluted (in Shares)	25,000,000	23,342,466	22,500,000
Earnings/(loss) per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ (0.01)	$ 0.12	$ 0.15
Diluted (in Dollars per share)	$ (0.01)	$ 0.12	$ 0.15
Third Parties
Revenue	$ 48,988	$ 63,733	$ 55,964
Related Parties
Revenue		$ 658